Financial risk - Collateral held against financial assets other than loans (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Financial assets
Cash primarily for derivatives	$ 3,289	$ 2,187
Securities under reverse repurchase agreement	6,836	1,404
Securities under derivatives and stock borrowing	119	28
Total other collateral held	10,244	3,619
Parent Entity
Financial assets
Cash primarily for derivatives	2,851	1,751
Securities under reverse repurchase agreement	6,733	1,404
Securities under derivatives and stock borrowing	119	28
Total other collateral held	$ 9,703	$ 3,183